Deferred Acquisition Costs (Tables)	12 Months Ended
Jul. 31, 2026
Deferred Acquisition Costs [Abstract]
Schedule of Deferred Acquisition Costs

Following is the breakdown of the project investigation costs incurred during the years ended July 31, 2026, and 2025:

	Years Ended
	July 31,
	2026	2025
Field	$-	$606
Geological	527	4,494
Project management	59,897	60,152
Sample analysis	3,381	3,316
Technical studies	7,214	49,138
Travel	735	533
	$71,754	$118,239